SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION	14. SEGMENTED INFORMATION At December 31, 2022 2021 and 2020, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.